CONVERTIBLE NOTE PAYABLE (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Note Payable Details
Convertible notes payable:	$ 129,000	$ 66,000	$ 0
Debt discount	(59,145)	(49,134)	0
Convertible notes payable net of debt discount	69,855	16,866	0
Accrued interest	2,756	665	0
Current portion of convertible note payable and interest	$ 72,611	$ 17,531	$ 0